Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities
Lease liabilities

25.Lease liabilities

(Euro thousands)	2024	2023
At January 1,	145,769	140,591
Additions due to new leases and store renewals	46,465	35,094
Interest expense	7,652	7,178
Repayment of lease liabilities (including interest expense)	(40,095)	(38,530)
Contract modifications	(10,057)	9,887
Disposals	(505)	(3,431)
Net foreign exchange differences	4,843	(5,020)
At December 31,	154,072	145,769
Of which:
Non-current	117,966	112,898
Current	36,106	32,871

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.

The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

	Total contractual
	cash flows of
(Euro thousands)	lease liabilities	Year 1	Year 2	Year 3	Beyond
At December 31, 2024	185,217	53,348	30,506	24,663	76,700
At December 31, 2023	167,376	37,824	32,651	26,034	70,867